UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.6% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	$ 1,981,556
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	2,533,706
4,420	Total Alabama			4,515,262
	Alaska – 3.7% (2.4% of Total Investments)
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	7,342,790
	12/01/30 – NPFG Insured
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,167,919
1,275	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,322,456
3,000	Alaska State, International Airport System Revenue Bonds, Series 2006A, 5.000%, 10/01/12 –	No Opt. Call	Aa3	3,023,820
	NPFG Insured (Alternative Minimum Tax)
2,375	Alaska Student Loan Corporation, Senior Lien Student Loan Revenue Bonds, Series 2005A, 5.000%,	No Opt. Call	AAA	2,466,176
	6/01/13 (Alternative Minimum Tax)
13,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	10,275,162
	Series 2006A, 5.000%, 6/01/46
27,800	Total Alaska			25,598,323
	California – 23.6% (15.7% of Total Investments)
3,450	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	1,544,186
	Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2009F-1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,810,700
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,897,850
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	3,331,760
	Bonds, Series 2009, 0.000%, 8/01/33
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	6,860,334
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
5,000	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AAA	5,853,950
	Series 2009-AF, 5.000%, 12/01/29
2,730	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/13 at 100.00	AAA	2,828,662
	Series 2003Y, 5.000%, 12/01/25 – FGIC Insured
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	336,933
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,323,691
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	A1	8,048,180
4,250	5.250%, 11/01/40	11/20 at 100.00	A1	4,826,003
25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 –	3/16 at 100.00	A1	26,228,000
	NPFG Insured (UB)
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,514,980
	Series 2006, 5.250%, 3/01/45
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,736,713
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	4,881,471
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	Aa1	4,228,257
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	Aaa	5,200,350
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	1,917,895
3,485	5.000%, 6/01/45	6/15 at 100.00	A2	3,565,573
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	764,770
	Bonds, Series 2007A-1, 5.125%, 6/01/47
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	655,965
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	10/12 at 100.00	N/R (4)	491,789
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	8/12 at 100.00	N/R (4)	999,219
	1994, 5.375%, 2/15/34 (ETM)
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	2,804,025
	2005A-2, 5.000%, 7/01/22 – AGM Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	2,788,082
	2009B, 6.500%, 11/01/39
14,000	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	4,792,060
	2009, 0.000%, 8/01/34 – AGC Insured
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	Aa2	461,180
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,452,350
	6.000%, 11/01/30
	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A+	1,206,300
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	A+	5,139,329
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,595,750
	5.000%, 6/01/30 – FGIC Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,612,676
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – NPFG Insured	1/14 at 102.00	BBB	5,090,750
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	7,327,840
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 50.47	Aa1	2,192,900
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	8,091,252
	2006A, 5.000%, 8/01/27 – AGM Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 61.27	Aa1	2,640,192
	Bonds, Series 2005C, 0.000%, 8/01/25 – NPFG Insured
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,119,580
2,550	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/13 at 100.00	Aa2	2,644,427
	2004B, 5.000%, 8/01/28 – FGIC Insured
210,125	Total California			163,805,924
	Colorado – 8.2% (5.5% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,100,917
	SYNCORA GTY Insured
6,385	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aa3	6,488,948
	5.500%, 12/01/22 – AMBAC Insured
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB	3,326,148
	Series 2007, 5.125%, 9/15/29
7,200	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	7,858,152
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2004B, 5.000%, 12/01/12 –	No Opt. Call	Aa2	2,032,140
	FGIC Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB	4,011,400
9,850	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	3,965,610
15,960	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	5,248,606
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB	1,731,166
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	BBB	4,672,955
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	BBB	2,062,500
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB	2,641,600
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	12,032,700
	Activity Bonds, Series 2010, 6.500%, 1/15/30
95,280	Total Colorado			57,172,842
	District of Columbia – 1.5% (1.0% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,160,900
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 4.2% (2.8% of Total Investments)
2,000	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	A2	2,185,920
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
4,162	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust	1/17 at 100.00	AA+	4,419,711
	1191, 8.545%, 1/01/27 (Alternative Minimum Tax) (IF)
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1 (4)	5,888,826
	10/01/27 (Pre-refunded 10/01/13) – NPFG Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,844,625
	2010A-1, 5.375%, 10/01/41
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	3,442,140
	5.000%, 10/01/26
2,425	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	2,538,151
	2005B, 5.000%, 6/01/22 – NPFG Insured
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract	11/17 at 100.00	AA–	4,347,440
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	3,761,485
	Obligation Group, Series 2007, 5.000%, 8/15/37
27,237	Total Florida			29,428,298
	Georgia – 1.6% (1.0% of Total Investments)
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	AA–	10,946,000
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
	Illinois – 15.8% (10.5% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	Aa3	1,848,569
	FGIC Insured
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,621,542
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	3,608,654
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	A+	1,246,730
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	4,055,520
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,322,550
990	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	1,026,581
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	1/13 at 100.00	A	5,265,960
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,048,880
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
1,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	2,028,542
	Series 2005A, 5.250%, 1/01/26 – NPFG Insured
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,044,229
1,780	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1 (4)	1,858,284
	Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	11,128,500
	5.000%, 12/01/42 (UB)
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,293,070
5,365	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	6,183,270
	6.000%, 5/15/39
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	2,108,510
5,550	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	5,882,667
	Centers, Series 2008A, 5.500%, 8/15/30
2,160	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/12 at 100.00	BBB	2,164,990
	5.250%, 8/01/17 – AMBAC Insured
5,090	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	BBB+	5,171,084
	Series 2002, 5.625%, 1/01/28
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	Aa3	6,630,575
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	Aa3	3,924,196
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,056,686
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,524,369
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	6,024,655
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,668,848
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	977,965
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	3,222,211
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA–	2,311,774
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	3,275,490
	NPFG Insured
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AA–	3,027,606
	2010A, 5.250%, 5/01/31 – AGM Insured
126,975	Total Illinois			109,552,507
	Indiana – 1.9% (1.3% of Total Investments)
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,435,902
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	6,696,240
	5.250%, 12/01/38
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+	2,016,554
	2005, 5.000%, 7/15/26 – AGM Insured
11,920	Total Indiana			13,148,696
	Iowa – 0.8% (0.5% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,012,321
	5.000%, 7/01/19
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,559,800
	5.600%, 6/01/34
5,970	Total Iowa			5,572,121
	Kansas – 1.1% (0.7% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,533,275
	Series 2002-II, 5.500%, 11/01/21 (Pre-refunded 11/01/12)
4,215	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	4,293,947
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	624,588
	4.625%, 10/01/31
7,315	Total Kansas			7,451,810
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,104,990
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 3.0% (2.0% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	BBB (4)	7,532,231
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 (Pre-refunded 12/01/12) – NPFG Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital,
	Series 2004:
1,765	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	BBB	1,868,711
3,350	5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	BBB	3,512,609
7,850	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/12 at 100.00	A–	8,006,922
	Series 2001B, 5.875%, 5/15/39
20,380	Total Louisiana			20,920,473
	Maryland – 1.1% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,543,844
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,941,550
	5.500%, 2/01/16
6,910	Total Maryland			7,485,394
	Massachusetts – 0.7% (0.5% of Total Investments)
1,500	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	8/12 at 100.00	BBB	1,501,380
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
3,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	3,322,560
	5.000%, 8/15/30 – AGM Insured
4,500	Total Massachusetts			4,823,940
	Michigan – 4.3% (2.9% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,081,512
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior
	Lien Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	4,119,400
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA–	5,064,150
2,435	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	2,467,166
	7/01/23 – AGM Insured
1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 6.000%,	No Opt. Call	A+	1,083,800
	7/01/14 – NPFG Insured
725	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 5.250%, 7/01/18 –	7/16 at 100.00	BBB	802,648
	NPFG Insured
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	5,627,200
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,056,131
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,485,984
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
3,795	Utica Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2004,	11/13 at 100.00	AA (4)	4,021,068
	5.000%, 5/01/19 (Pre-refunded 11/01/13)
28,130	Total Michigan			29,809,059
	Minnesota – 0.6% (0.4% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/12 at 100.00	A	931,953
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
2,555	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA–	3,041,268
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
3,485	Total Minnesota			3,973,221
	Mississippi – 0.8% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/12 at 100.00	BBB	5,916,933
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 1.0% (0.6% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,407,600
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	2,245,750
13,000	Total Missouri			6,653,350
	Nebraska – 1.8% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	12,502,104
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 5.4% (3.6% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,224,348
11,615	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	12,776,965
	International Airport, Series 2010A, 5.250%, 7/01/42
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding,	12/12 at 100.00	AA+ (4)	3,050,940
	5.250%, 6/01/20 (Pre-refunded 12/01/12) – NPFG Insured
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	A3	824,831
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	AA+	3,846,400
	18.444%, 7/01/31 – BHAC Insured (IF) (5)
35,875	Total Nevada			37,723,484
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	3,321,720
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.3% (1.5% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	BBB	4,973,336
	Care System, Refunding Series 2006B, 0.000%, 7/01/37
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+	4,732,635
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa2	1,815,030
	9/01/25 – NPFG Insured
1,800	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	1,886,184
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,450,190
	Series 2007-1A, 5.000%, 6/01/41
31,265	Total New Jersey			15,857,375
	New York – 5.7% (3.7% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,248,590
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
2,500	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA–	2,694,100
	Hospital Project, Series 2007, 5.250%, 8/15/26 – AGM Insured
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,249,320
	2011A, 5.250%, 2/15/47
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	3,181,530
	5.000%, 12/01/35
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	4,340,840
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,319,525
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/12 at 100.00	AA	5,023
1,675	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	AA	1,682,471
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	8/12 at 100.00	AA	20,076
150	5.750%, 8/01/18	8/12 at 100.00	AA	152,730
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	9,569,673
	Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
2,475	6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	BBB	2,739,677
10,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	BBB	10,003,300
42,125	Total New York			39,206,855
	North Carolina – 5.6% (3.7% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	2,114,491
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A,	10/15 at 100.00	AA+	18,662,428
	5.000%, 10/01/41
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,408,210
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,203,800
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
8,390	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	8,556,877
	1/01/19 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,193,873
	5.750%, 1/01/39 – AGC Insured
36,190	Total North Carolina			39,139,679
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	1,826,520
	6.000%, 11/01/28
	Ohio – 7.4% (4.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,415	5.375%, 6/01/24	6/17 at 100.00	B	3,792,617
110	5.125%, 6/01/24	6/17 at 100.00	B	92,324
1,250	5.875%, 6/01/30	6/17 at 100.00	B+	1,037,963
6,215	5.750%, 6/01/34	6/17 at 100.00	BB	5,060,377
4,300	6.000%, 6/01/42	6/17 at 100.00	BBB	3,587,963
4,750	5.875%, 6/01/47	6/17 at 100.00	BB	3,858,378
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	6,463,200
	5.250%, 11/01/29
2,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24	6/14 at 100.00	A+ (4)	2,136,960
	(Pre-refunded 6/01/14) – FGIC Insured
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	10,444,000
	4.250%, 12/01/32 – AGM Insured (UB)
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	6,397,600
	Project, Series 2009E, 5.625%, 10/01/19
7,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	8,430,825
	Obligated Group, Series 2009A, 5.500%, 1/01/39
52,040	Total Ohio			51,302,207
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,939,818
	Center, Series 2008B, 5.250%, 8/15/38
	Oregon – 0.7% (0.5% of Total Investments)
5,000	Oregon Health and Science University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22	1/13 at 100.00	A+ (4)	5,104,150
	(Pre-refunded 1/01/13) – NPFG Insured
	Pennsylvania – 5.4% (3.6% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	3,389,640
	Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/13 at 100.00	Ba1	5,002,950
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	5,624,746
	Bonds, Series 2010A, 0.000%, 12/01/34
10,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	10,345,800
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	13,049,394
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
35,865	Total Pennsylvania			37,412,530
	Puerto Rico – 6.8% (4.5% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	3,539,723
	6.000%, 7/01/44
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	8,785,120
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA–	4,440,137
	4.500%, 12/01/23
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+ (4)	8,666,416
	4.500%, 12/01/23 (Pre-refunded 12/01/13)
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	11,324,700
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,595,193
	2010C, 5.250%, 8/01/41
6,105	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/12 at 100.00	BBB+	6,104,817
	Series 2002, 5.375%, 5/15/33
44,245	Total Puerto Rico			47,456,106
	Rhode Island – 1.3% (0.9% of Total Investments)
5,815	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2003A, 5.000%, 5/15/18 –	5/13 at 100.00	AA–	5,978,518
	AGM Insured
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/12 at 100.00	BBB–	3,359,617
	Series 2002A, 6.250%, 6/01/42
9,125	Total Rhode Island			9,338,135
	South Carolina – 4.5% (3.0% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	25,419,219
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
1,850	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB	1,967,716
	Series 2004A, 5.250%, 8/15/34 – NPFG Insured
870	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa3 (4)	908,350
	System, Series 2003A, 5.000%, 1/01/20 (Pre-refunded 7/01/13) – AMBAC Insured
2,690	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa3	2,795,233
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured
30,140	Total South Carolina			31,090,518
	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	BBB+	5,039,450
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured
	Texas – 13.8% (9.2% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	N/R	1,631,300
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
2,845	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	AAA	3,159,003
	Refunding School Building Series 2005, 5.000%, 8/15/34
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	445,580
	2002, 0.000%, 8/15/32 – FGIC Insured
1,500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,742,970
	5.750%, 1/01/31
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	15,234,598
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,984,575
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
2,200	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	AAA	2,370,478
	Series 2004, 5.000%, 8/15/33
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,776,039
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,688,440
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,442,299
	NPFG Insured
5,000	Harris County, Texas, Tax Anticipation Notes, Series 2012, 1.500%, 2/28/13	No Opt. Call	N/R	5,041,750
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	640,467
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	2,698,776
	5.500%, 7/01/39
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.50	AA–	3,287,273
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.28	AAA	2,029,740
	Bonds, Series 2006, 0.000%, 8/15/33
9,655	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	11/12 at 100.00	AA–	9,669,000
	Corporation, Series 2003B, 5.000%, 5/15/31 – AGM Insured
3,525	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	3,982,334
	Series 2007, 5.000%, 8/15/34
5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,713,575
	2005, 5.000%, 2/15/34
4,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	4,202,760
	Series 2008I, 0.000%, 1/01/43
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	5,148,950
	Series 2004, 6.000%, 12/01/34
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	4,286,037
	Series 2007A, Residuals 1760-3, 16.996%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,243,505
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	5,041,800
	2002A, 5.750%, 8/15/38 – AMBAC Insured
2,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002, 5.500%, 10/01/12	No Opt. Call	Aaa	2,522,200
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,655,500
	Series 2005, 0.000%, 8/15/34
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,908,600
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	1,202,300
114,145	Total Texas			95,749,849
	Utah – 1.3% (0.9% of Total Investments)
3,785	Alpine School District, Utah County, Utah, General Obligation Bonds, Refunding Series 2002,	9/12 at 100.00	Aaa	3,808,656
	5.250%, 3/15/17 (Pre-refunded 9/15/12)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,283,440
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	A+	1,830,261
	Series 2006A., 4.500%, 8/01/23 – FGIC Insured
8,480	Total Utah			8,922,357
	Virginia – 3.0% (2.0% of Total Investments)
21,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA–	20,709,873
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Washington – 6.1% (4.0% of Total Investments)
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	A1	3,052,017
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003,	6/13 at 100.00	A1 (4)	1,903,603
	5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured
6,790	King County, Washington, General Obligation Bonds, Series 2010A, 5.000%, 12/01/12	No Opt. Call	AAA	6,899,794
2,150	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002, 4.500%,	12/12 at 100.00	AAA	2,181,068
	12/01/20 (Pre-refunded 12/01/12)
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	Aa1 (4)	3,389,130
	5.000%, 6/01/24 (Pre-refunded 6/01/15) – NPFG Insured
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System,	5/18 at 100.00	AA–	8,703,840
	Series 2008A, 5.250%, 8/15/34 – AGM Insured
10,170	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	10,585,241
	Series 2002, 6.500%, 6/01/26
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	5,423,130
	6/01/28 – FGIC Insured
43,695	Total Washington			42,137,823
	Wisconsin – 2.5% (1.6% of Total Investments)
1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,861,860
	Healthcare, Series 2006, 4.750%, 5/01/25
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,102,320
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,094,830
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	9/12 at 100.00	N/R (4)	1,250,588
	for the Aging Inc., Series 1998, 5.700%, 3/01/28 (Pre-refunded 9/28/12)
9,920	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	11,866,403
	5.750%, 5/01/33
15,000	Total Wisconsin			17,176,001
	Wyoming – 0.7% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	4,687,104
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,171,982	Total Investments (cost $961,863,238) – 150.8%			1,045,683,701
	Floating Rate Obligations – (5.0)%			(34,730,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (50.6)% (7)			(350,900,000)
	Other Assets Less Liabilities – 4.8%			33,465,712
	Net Assets Applicable to Common Shares – 100%			$ 693,519,413

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,045,683,701	$ —	$1,045,683,701

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $926,305,382.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$89,187,546
Depreciation	(4,540,859)
Net unrealized appreciation (depreciation) of investments	$84,646,687

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012